Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	27.00%
Equity price level restatement for tax purposes	(14.50%)	5.58%	(13.56%)
Local tax for USA and Panama income	1.51%	0.39%	1.71%
Goodwill impairment effect		(43.97%)
Capital investments tax exemptions	2.36%	0.31%
Tax effect due to intangible assets impairment	(0.52%)	(1.54%)
Permanent and other differences (*)	0.18%	0.47%	(0.49%)
Totals	(29.28%)	5.56%	(27.74%)
Amount calculated by using the statutory rates	$ (105,804)	$ 254,169	$ (46,541)
Equity price level restatement for tax purposes	62,109	23,814	24,037
Local tax for USA and Panama income	(6,480)	1,665	(3,030)
Goodwill impairment effect		187,633
Capital investments tax exemptions	10,127	(1,303)
Tax effect due to intangible assets impairment	2,232	(6,561)
Permanent and other differences	(784)	2,009	860
Net expense for income taxes	$ (115,631)	$ 115,210	$ (47,853)
Percentage of inflation indexation adjustments	6.70%	2.70%
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	34.00%	36.00%	33.00%
Effect of rates subsidiary	(0.47%)	3.02%	3.33%
Effect of rate change	(2.07%)	(0.89%)	(2.23%)
Exchange differences due to investments	15.11%	4.29%	9.25%
Effect of rates subsidiary	$ 1,992	$ 12,884	$ (5,896)
Effect of rate change	8,860	(3,804)	3,954
Exchange differences due to investments	(64,713)	18,285	(16,399)
Net expense for income taxes	$ 2,735	$ 41,245	$ (14,460)
United States [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	21.00%	24.10%	21.00%
Local tax for USA and Panama income	0.87%	(0.22%)	2.68%
Local tax for USA and Panama income	$ (3,728)	$ (931)	$ (4,757)
New York [member]
Disclosure of geographical areas [line items]
Effect of rate change	(0.19%)		0.05%
Effect of rate change	$ 812	$ 10	$ (81)